Employee benefit plans - Narrative (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee plan shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 6,200,000,000	$ 6,600,000,000
Recognized cost of defined contribution plans, excluding the ESOP	$ 258,000,000	$ 249,000,000	$ 244,000,000
Shares of stock owned by Employee Stock Ownership Plan (shares) | shares	4.0	4.3
Fair value of shares total ESOP assets	$ 236,000,000	$ 187,000,000
The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation arrangement with individual, requisite service period	1 year
401(k) Employer matching contribution, percent of employees' base pay	7.00%	5.00%	5.00%
401(k) Employer matching contribution, maximum amount per participant	$ 16,000
401(k) Employer discretionary contribution amount	$ 750
401(k), Employer non-elective contribution based on earnings (percent)		2.00%	2.00%
401(k), shares of common stock owned (shares) | shares	9.5	10.8
401(k), fair value of total assets	$ 9,400,000,000	$ 8,200,000,000
United States
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	9,100
United States | Fixed income | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	35.00%
United States | Fixed income | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	100.00%
United States | Equities | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Equities | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	65.00%
United States | Cash equivalents | Minimum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	0.00%
United States | Cash equivalents | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan assets	10.00%
Foreign
Defined Benefit Plan Disclosure [Line Items]
Number of employees covered by defined contribution plan | employee	14,400
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.03%	2.80%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 14,000,000
Pension Plan | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.11%	1.59%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 10,000,000
pre-Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year (percent)	6.90%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.04%
Medicare | United States
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for next fiscal year (percent)	5.65%
Assumed healthcare cost trend rate used in determining benefit expense for ultimate year (percent)	4.04%
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.03%	2.80%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 10,000,000
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.15%	1.65%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year	$ 1,000,000
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Number of plans | plan	1
Defined Contribution Plan, Tranche One | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match		100.00%	100.00%
401(k) Employer matching contribution, percent of employees' base pay		4.00%	4.00%
Defined Contribution Plan, Tranche Two | The Bank of New York Mellon Corporation 401(k) Savings Plan
Defined Benefit Plan Disclosure [Line Items]
401(k) Employer matching contribution, percent match		50.00%	50.00%
401(k) Employer matching contribution, percent of employees' base pay		2.00%	2.00%